Share-based compensation - Summary of Restricted Stock Units Granted Under The Plan (Parenthetical) (Detail) - Restricted Share Unit [Member]	12 Months Ended
Dec. 31, 2021 shares
Disclosure Of Other Equity Instruments Granted Activity Share Based Payment Arrangement [Line Items]
Number of Restricted stock units withheld for tax purposes	125
Loja Integrada Share Based Compensation Plan [Member]
Disclosure Of Other Equity Instruments Granted Activity Share Based Payment Arrangement [Line Items]
Number of Restricted stock units withheld for tax purposes	1